The purpose of this filing is to submit an interactive data file relating to the supplements dated July 12, 2012 to the prospectuses dated October 28, 2011 for First American Funds, Inc. (File Nos. 002-74747 and 811-03313) pursuant to Rule 497(e) under the Securities Act of 1933, as amended. Such supplements (accession number 0001193125-12-300523) are incorporated herein by reference.